Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments (Textual) [Abstract]
No mortgage loans past due and still accruing	90 days
Available-for-sale securities, carrying value	$ 32,273,000,000	$ 31,831,000,000
LIHTC Funds Sold	1,200,000,000	900,000,000
Cumulative yields after tax maturity	2028
Effective period of Guarantees	15 years	15 years
Maximum amount payment to investors under guarantees	796,000,000
Net assets of all consolidated VIEs	680,000,000	347,000,000
Investments in tax credit funds carrying value		104,000,000	222,000,000
Investments in tax credit funds		29,000,000	66,000,000
Proceeds from sales of available-for-sale securities	1,091,000,000	796,000,000	1,585,000,000
Gross realized gains	31,000,000	47,000,000	50,000,000
Gross realized losses	50,000,000	20,000,000	39,000,000
Deposits [Member]
Investments (Textual) [Abstract]
Available-for-sale securities, carrying value	8,000,000	9,000,000
Available-for-sale securities, collateral value	849,000,000	73,000,000
Mortgage loans, net of allowance [Member]
Investments (Textual) [Abstract]
Mortgage Loans	0
Other [Member]
Investments (Textual) [Abstract]
Other long-term investments	554,000,000	348,000,000
Other Assets [Member]
Investments (Textual) [Abstract]
Other assets	182,000,000
Other Liabilities [Member]
Investments (Textual) [Abstract]
Other liabilities	$ 82,000,000
Maximum [Member]
Investments (Textual) [Abstract]
Ratio of estimated fair value to amortized cost	99.90%
Minimum [Member]
Investments (Textual) [Abstract]
Ratio of estimated fair value to amortized cost	80.00%